Offerings	May 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 13,387,307.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,848.79
Offering Note	The Registrant previously registered the offer and sale of certain securities, including its common stock, par value $0.0001 per share, having a proposed maximum aggregate offering price of $350,000,000 pursuant to Registration Statement on Form S-3 (File No. 333-277471), which was originally filed on February 28, 2024, as amended by Post-Effective Amendment No. 1 and Post-Effective Amendment No. 2, each filed by the Registrant on March 5, 2025, and last declared effective by the Securities and Exchange Commission on March 21, 2025 (the "Prior Registration Statement"). As of the date hereof, a balance of $306,057,139.05 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the Registrant is hereby registering the offer and sale of an additional $13,387,307.95 of its shares of common stock. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.